Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax [Line Items]
Income tax (expense) benefit	$ (73)	$ 0	$ (804)	$ 0
MSGE SPINCO, INC [Member]
Income Tax [Line Items]
Federal tax (expense) benefit at statutory federal rate					$ 28,617	$ 44,931	$ (56,877)
State income taxes, net of federal benefit					12,141	22,882	(33,345)
Change in valuation allowance					(31,679)	(70,501)	558
Change in the estimated applicable tax rate used to determine deferred taxes					0	2,545	0
Nondeductible transaction costs					0	0	(7,120)
GAAP income of consolidated partnership attributable to non-controlling interest					(601)	(146)	(224)
Nondeductible officers' compensation					(8,125)	(5,209)	(4,407)
Nondeductible expenses					(373)	(285)	(349)
Excess tax benefit related to share-based payment awards					93	1,088	2,322
Other, net					(3)	(654)	(740)
Income tax (expense) benefit					$ 70	$ (5,349)	$ (100,182)